BUSINESS COMBINATION AND GOODWILL (Details Narrative) - USD ($)		12 Months Ended
	Aug. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Goodwill, Impairment Loss			$ 5,594,692
Goodwill		$ 1,406,289	1,368,915
Xixingdao [Member]
Business Acquisition [Line Items]
Equity interest percentage	90.00%
Purchase consideration	$ 9,773,989
Business acquisition, share issued	4,862,681
Goodwill, Impairment Loss			5,594,692
Goodwill			$ 1,368,915